Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 221,636	$ 34,779	¥ 174,017
Deferred revenues - current	3,458	543	3,417
Deferred revenues - non-current	¥ 1,297	$ 204	¥ 1,618
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,731,123,330	2,731,123,330	2,685,542,982
Ordinary shares, shares outstanding (in shares)	2,690,342,230	2,690,342,230	2,667,590,268
Class B ordinary shares
Ordinary shares, shares issued (in shares)	428,185,501	428,185,501	444,250,851
Ordinary shares, shares outstanding (in shares)	420,449,419	420,449,419	435,908,771
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 492		¥ 492
Deferred revenues - non-current | ¥	629		1,121
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 22,458		¥ 22,032